Property, Plant and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property, plant and equipment consisted of the following (in thousands):

	September 30, 2024	December 31, 2023
Land	$15,414	$12,312
Buildings and improvements	35,592	29,763
Machinery, equipment, furniture and fixtures	83,729	80,062

Total	134,735	122,137
Less: accumulated depreciation and amortization	(57,780)	(49,963)

Total	$76,955	$72,174

Property, plant and equipment consisted of the following (in thousands):

	December 31,
	2023	2022
Land	$12,312	$12,312
Buildings and improvements	29,763	24,252
Machinery, equipment, furniture and fixtures	80,062	67,045

Total	122,137	103,609
Less: accumulated depreciation and amortization	(49,963)	(40,088)

Total	$72,174	$63,521